JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Long/Short Fund

JPMorgan Multi-Cap Long/Short Fund

Statement of Additional Information (“SAI”) dated February 28, 2014

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

SAI dated November 1, 2013, as supplemented

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Large Cap Growth Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

SAI dated November 1, 2013, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

SAI dated November 1, 2013, as supplemented

JPMORGAN GROWTH ADVANTAGE FUND

SAI dated December 23, 2013

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Mid Cap Growth Fund

SAI dated May 1, 2013

Supplement dated March 13, 2014 to the SAIs dated above, as supplemented

All references to Christopher Jones and related information are hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USEQ-PM-314